Income Taxes Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Pension	$ 213		$ 208
Employee Benefits	25		28
Net operating loss carryforwards	708		602
Warranty and other liabilities	117		115
Other	147		119
Total gross deferred tax assets	1,210		1,072
Less: valuation allowances	(747)		(642)
Total deferred tax assets (1)	463	[1]	430	[1]
Deferred Tax Liabilities, Gross [Abstract]
Fixed assets	12		40
Tax on unremitted profits of certain foreign subsidiaries	74		59
Intangibles	144		88
Total gross deferred tax liabilities	230		187
Net deferred tax assets	$ 233		$ 243

[1]	Reflects gross amount before jurisdictional netting of deferred tax assets and liabilities.